BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Compute Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Class A common stock
Numerator:
Allocation of net income (loss) - basic	$ 366,776	$ 4,477,198	$ 3,631,582	$ 2,301,526
Allocation of net income (loss) - diluted	$ 397,940	$ 4,450,815	$ 3,518,717	$ 2,332,690
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding	13,800,000	11,491,304	5,157,073	13,800,000
Diluted weighted average common shares outstanding	13,800,000	11,491,304	5,157,073	13,800,000
Basic net income per ordinary shares	$ 0.03	$ 0.39	$ 0.70	$ 0.17
Diluted net income per ordinary share	$ 0.03	$ 0.39	$ 0.68	$ 0.17
Class B common stock
Numerator:
Allocation of net income (loss) - basic	$ 91,694	$ 1,309,873	$ 2,103,308	$ 575,381
Allocation of net income (loss) - diluted	$ 99,485	$ 1,336,255	$ 2,216,173	$ 583,172
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding	3,450,000	3,361,957	2,986,829	3,450,000
Diluted weighted average common shares outstanding	3,450,000	3,450,000	3,248,049	3,450,000
Basic net income per ordinary shares	$ 0.03	$ 0.39	$ 0.70	$ 0.17
Diluted net income per ordinary share	$ 0.03	$ 0.39	$ 0.68	$ 0.17